Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign
Current	$ 33	$ (5)
Deferred	(1,657)	(37)
U.S. federal
Current	(268)	5,815
Deferred	(5,690)	0
State and local
Current	91	607
Current	(646)	0
Total amount	(8,137)	6,380
Change in valuation allowance	7,888	(2,591)
Continuing Operations
State and local
Income Tax (Benefit)/Expense, continuing operations	$ (249)	$ 3,789